PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Reconciliation of Defined Benefit Obligation, Plan Assets and Statements of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets greater (less) than discount rate	$ 150	$ 659
Recognized liabilities	(3,772)	(4,656)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,977
Balance at end of the period	2,276	2,977
Present value of the wholly or partly funded obligation	(5,222)	(5,831)
Fair value of plan assets	4,496	4,654
Net present value of the wholly or partly funded obligation	(726)	(1,177)
Present value of the unfunded obligation	(1,517)	(1,773)
Prepaid due to unrecoverable surpluses	(33)	(27)	$ (30)
Net amount recognized	(2,276)	(2,977)
Net assets related to funded obligations	58	23
Recognized liabilities	(2,334)	(3,000)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(27)	(30)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	(5)	4
Unrecoverable surplus at end of the period	(33)	(27)	(30)
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	7,604	10,629
Current service cost	105	129
Interest cost (income)	162	279
Past service cost - Plan amendments	31	8
Past service cost - Curtailments		2
Plan participants’ contribution	1	1
Settlements	(5)
Actuarial (gain) loss	(509)	705
Demographic assumptions	9	(32)
Financial assumptions	(364)	795
Experience adjustment	(154)	(58)
Benefits paid	(428)	(693)
Divestments (note 2.3.1)		(3,550)
Foreign currency exchange rate differences and other movements	(222)	94
Balance at end of the period	6,739	7,604	10,629
Net amount recognized	(6,739)	(7,604)	(10,629)
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(4,654)	(7,395)
Interest cost (income)	(108)	(192)
Return on plan assets greater (less) than discount rate	41	444
Employer contribution	72	64
Past service cost - Plan amendments		2
Plan participants’ contribution	(1)	(1)
Settlements	5
Benefits paid	313	579
Divestments (note 2.3.1)		(2,842)
Foreign currency exchange rate differences and other movements	62	23
Balance at end of the period	(4,496)	(4,654)	(7,395)
Net amount recognized	4,496	4,654	7,395
United States | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(6)
Balance at end of the period	(5)	(6)
Present value of the wholly or partly funded obligation	(32)	(37)
Fair value of plan assets	39	45
Net present value of the wholly or partly funded obligation	7	8
Present value of the unfunded obligation	(2)	(2)
Prepaid due to unrecoverable surpluses	0	0	0
Net amount recognized	5	6
Net assets related to funded obligations	7	8
Recognized liabilities	(2)	(2)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Unrecoverable surplus at end of the period	0	0	0
United States | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	39	3,505
Current service cost	1	28
Interest cost (income)	1	95
Past service cost - Plan amendments	0	1
Past service cost - Curtailments		2
Plan participants’ contribution	0	0
Settlements	0
Actuarial (gain) loss	(4)	237
Demographic assumptions	0	(32)
Financial assumptions	(3)	286
Experience adjustment	(1)	(17)
Benefits paid	(3)	(279)
Divestments (note 2.3.1)		(3,550)
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	34	39	3,505
Net amount recognized	(34)	(39)	(3,505)
United States | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(45)	(2,881)
Interest cost (income)	(1)	(69)
Return on plan assets greater (less) than discount rate	(4)	209
Employer contribution	0	2
Past service cost - Plan amendments		2
Plan participants’ contribution	0	0
Settlements	0
Benefits paid	3	276
Divestments (note 2.3.1)		(2,842)
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	(39)	(45)	(2,881)
Net amount recognized	39	45	2,881
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	446
Balance at end of the period	171	446
Present value of the wholly or partly funded obligation	(3,291)	(3,575)
Fair value of plan assets	3,163	3,167
Net present value of the wholly or partly funded obligation	(128)	(408)
Present value of the unfunded obligation	(15)	(15)
Prepaid due to unrecoverable surpluses	(28)	(23)	(25)
Net amount recognized	(171)	(446)
Net assets related to funded obligations	47	11
Recognized liabilities	(218)	(457)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(23)	(25)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	(4)	3
Unrecoverable surplus at end of the period	(28)	(23)	(25)
Canada | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,590	3,360
Current service cost	29	25
Interest cost (income)	89	96
Past service cost - Plan amendments	28	3
Past service cost - Curtailments		0
Plan participants’ contribution	0	0
Settlements	(4)
Actuarial (gain) loss	(216)	250
Demographic assumptions	0	0
Financial assumptions	(207)	276
Experience adjustment	(9)	(26)
Benefits paid	(219)	(206)
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	9	62
Balance at end of the period	3,306	3,590	3,360
Net amount recognized	(3,306)	(3,590)	(3,360)
Canada | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(3,167)	(3,021)
Interest cost (income)	(76)	(84)
Return on plan assets greater (less) than discount rate	103	188
Employer contribution	29	21
Past service cost - Plan amendments		0
Plan participants’ contribution	0	0
Settlements	4
Benefits paid	218	205
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	(10)	(58)
Balance at end of the period	(3,163)	(3,167)	(3,021)
Net amount recognized	3,163	3,167	3,021
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	83
Settlements			(26)
Balance at end of the period	24	83
Present value of the wholly or partly funded obligation	(398)	(517)
Fair value of plan assets	376	435
Net present value of the wholly or partly funded obligation	(22)	(82)
Present value of the unfunded obligation	0	0
Prepaid due to unrecoverable surpluses	(2)	(1)	(2)
Net amount recognized	(24)	(83)
Net assets related to funded obligations	0	0
Recognized liabilities	(24)	(83)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(1)	(2)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	(1)	1
Unrecoverable surplus at end of the period	(2)	(1)	(2)
Brazil | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	517	664
Current service cost	0	0
Interest cost (income)	33	36
Past service cost - Plan amendments	0	0
Past service cost - Curtailments		0
Plan participants’ contribution	0	0
Settlements	(1)		(169)
Actuarial (gain) loss	(83)	(3)
Demographic assumptions	10	0
Financial assumptions	(103)	5
Experience adjustment	10	(8)
Benefits paid	(31)	(32)
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	(37)	(148)
Balance at end of the period	398	517	664
Net amount recognized	(398)	(517)	(664)
Brazil | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(435)	(576)
Interest cost (income)	(26)	(31)
Return on plan assets greater (less) than discount rate	(25)	(12)
Employer contribution	0	1
Past service cost - Plan amendments		0
Plan participants’ contribution	0	0
Settlements	1		143
Benefits paid	31	32
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	28	129
Balance at end of the period	(376)	(435)	(576)
Net amount recognized	376	435	576
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,169
Balance at end of the period	1,836	2,169
Present value of the wholly or partly funded obligation	(1,501)	(1,702)
Fair value of plan assets	918	1,007
Net present value of the wholly or partly funded obligation	(583)	(695)
Present value of the unfunded obligation	(1,250)	(1,471)
Prepaid due to unrecoverable surpluses	(3)	(3)	(3)
Net amount recognized	(1,836)	(2,169)
Net assets related to funded obligations	4	4
Recognized liabilities	(1,840)	(2,173)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(3)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Unrecoverable surplus at end of the period	(3)	(3)	(3)
Europe | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,173	2,830
Current service cost	69	64
Interest cost (income)	17	29
Past service cost - Plan amendments	3	4
Past service cost - Curtailments		0
Plan participants’ contribution	1	1
Settlements	0
Actuarial (gain) loss	(173)	185
Demographic assumptions	(1)	0
Financial assumptions	(13)	214
Experience adjustment	(159)	(29)
Benefits paid	(148)	(149)
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	(191)	209
Balance at end of the period	2,751	3,173	2,830
Net amount recognized	(2,751)	(3,173)	(2,830)
Europe | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(1,007)	(917)
Interest cost (income)	(5)	(8)
Return on plan assets greater (less) than discount rate	(33)	59
Employer contribution	43	40
Past service cost - Plan amendments		0
Plan participants’ contribution	(1)	(1)
Settlements	0
Benefits paid	61	66
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	44	(48)
Balance at end of the period	(918)	(1,007)	(917)
Net amount recognized	918	1,007	917
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	285
Balance at end of the period	250	285
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(250)	(285)
Prepaid due to unrecoverable surpluses	0	0	0
Net amount recognized	(250)	(285)
Net assets related to funded obligations	0	0
Recognized liabilities	(250)	(285)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Unrecoverable surplus at end of the period	0	0	0
Other | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	285	270
Current service cost	6	12
Interest cost (income)	22	23
Past service cost - Plan amendments	0	0
Past service cost - Curtailments		0
Plan participants’ contribution	0	0
Settlements	0
Actuarial (gain) loss	(33)	36
Demographic assumptions	0	0
Financial assumptions	(38)	14
Experience adjustment	5	22
Benefits paid	(27)	(27)
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	(3)	(29)
Balance at end of the period	250	285	270
Net amount recognized	(250)	(285)	(270)
Other | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)	0	0
Return on plan assets greater (less) than discount rate		0
Employer contribution	0	0
Past service cost - Plan amendments		0
Plan participants’ contribution	0	0
Settlements	0
Benefits paid	0	0
Divestments (note 2.3.1)		0
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	0	0	0
Net amount recognized	$ 0	$ 0	$ 0